FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value of warrant liabilities	$ 397,553
Change in fair value of earnout liability	18,731,514
Series C Preferred Stock [Member]
Mezzanine equity	$ 71,809,025